Consolidated Statements of Cash Flows (Reconciliation of Cash, Cash Equivalents and Restricted Cash) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	$ 9,944,765	$ 2,461,501	$ 3,118,080
Restricted cash	4,021,177	6,033,482	7,253,685
Total cash, cash equivalents and restricted cash	$ 13,965,942	$ 8,494,983	$ 10,371,765